Property and Equipment - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,524	$ 5,384
Less accumulated depreciation	(2,099)	(759)
Total property and equipment, net	12,425	4,625
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,082	2,148
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	620	345
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,963	1,601
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,009	890
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,850	$ 400